INCOME TAXES (Detail Textuals) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Operating loss carryforwards	$ 545,566		$ 531,218
Valuation allowance percentage	100.00%		100.00%
U.S. statutory income tax rate	21.00%	21.00%	21.00%	34.00%
Net effect of discrete tax expenses (benefit)			$ 0	$ 0
Taiwan unified income tax rate	(20.00%)	(20.00%)	20.00%	17.00%
Decrease in the undistributed earning tax			5.00%	10.00%
PRC standard EIT rate	25.00%
Previous Tax Year
Income Tax [Line Items]
U.S. statutory income tax rate			35.00%
Current Tax Year
Income Tax [Line Items]
U.S. statutory income tax rate			21.00%